Other Receivables - Schedule of Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Other Receivables [Abstract]
Advances to suppliers	$ 347	$ 256
Government institutions	155	123
Other receivables	70	112
Total	$ 572	$ 491